UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07354______

                              BlackRock Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Investment Quality Municipal Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:  888-825-2257

Date of fiscal year end:   October 31, 2007
Date of reporting period:   January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Investment Quality Municipal Trust (BKN)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—154.1%
			Alabama—7.7%
AAA	$ 1,865		Birmingham Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. Wtr. RB, Ser. A, 4.50%, 1/01/35,
			FSA	01/16 @ 100	$1,850,285
			Spl. Care Facs. Fing. Auth.-Birmingham, Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
AA+	1,765		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	1,828,470
AA+	1,265		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	1,307,061
AAA	14,000	[3]	Univ. of Alabama Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.875%,
			9/01/10, MBIA	N/A	15,101,100
					20,086,916
			Arizona—0.7%
			San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
NR	490		6.25%, 5/01/15	05/10 @ 107	494,557
NR	490		7.00%, 5/01/20	05/10 @ 107	494,523
NR	980		7.25%, 5/01/27	05/10 @ 107	994,553
					1,983,633
			California—23.7%
			California GO,
A+	5,800		5.00%, 2/01/32	08/13 @ 100	6,010,830
A+	3,485		5.00%, 6/01/34	12/14 @ 100	3,629,105
Aaa	4,140	[3]	5.625%, 5/01/10	N/A	4,426,992
A+	860	[3]	5.625%, 5/01/10	N/A	919,116
A+	770		5.625%, 5/01/18	05/10 @ 101	814,183
AAA	10,000		California, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG-TCRS	03/15 @ 100	10,494,200
			Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
BBB-	1,340		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	137,578
BB	7,090		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	333,443
NR	9,060		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	300,520
			Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
BBB	3,495		5.75%, 1/15/40	01/10 @ 101	3,622,917
BBB	7,000		Conv. Cap. Apprec. Proj., Zero Coupon, 1/15/28	01/14 @ 101	6,437,900
AAA	10,945	[3]	Los Altos Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/13,
			MBIA	N/A	4,562,970
AAA	15,460		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 3.80%, 12/01/07,
			AMBAC	No Opt. Call	15,753,895
AA-	4,185		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	4,259,535
					61,703,184
			Colorado—0.8%
AAA	1,030		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,078,400
Baa2	1,020		Park Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	1,077,548
					2,155,948
			Connecticut—1.2%
Baa3	3,000	[4]	Mashantucket Western Pequot Tribe, Casino RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,073,920
			District of Columbia—2.3%
BBB	4,960		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	No Opt. Call	5,912,469
			Florida—18.7%
			Cnty. of Miami-Dade, Recreational Fac. Impvts. Misc. SO,
AAA	3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	996,289
AAA	4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	1,179,198
AAA	4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	1,056,880
AAA	4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	1,148,481
AAA	5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,189,650
AAA	10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	2,251,300
AAA	10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	2,131,700
AAA	7,895		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	8,043,505
NR	2,080		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. TA, Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,198,643
BBB+	2,415		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	2,449,027

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Florida—(cont'd)
NR5	$ 3,700		Hillsborough Cnty. Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30,
			AMT	10/10 @ 101	$4,051,426
AAA	1,215		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,234,197
NR	2,220		Live Oak Cmnty. Dev. Dist. No. 2, Pub. Impvts. SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,273,369
BB+	4,755		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
			Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,384,229
NR	3,770		Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	3,849,773
NR	9,115		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	05/13 @ 100	9,274,877
					48,712,544
			Georgia—3.1%
			City of Atlanta,
AAA	2,245		Arpt. Passenger Fac., Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,340,233
AAA	4,000		Wtr. & Wstwtr., Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	4,188,000
BBB	1,500		Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St.
			Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,653,840
					8,182,073
			Hawaii—1.0%
AAA	2,500		Dept. of Budget & Fin., Elec., Pwr. & Lt. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D,
			6.15%, 1/01/20, AMBAC, AMT	01/09 @ 101	2,619,700
			Illinois—13.6%
NR	1,920	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,974,989
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform, Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.75%,
			12/01/07, AMBAC	N/A	1,077,918
AAA	3,540		Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	3,706,876
AAA	5,000	[6]	Chicago Pub. Bldg. Comm. Bldg., Sch. Impvts. Ad Valorem Ppty. Tax RB, Ser. A, 7.00%,
			1/01/20, MBIA	ETM	6,356,200
			Fin. Auth.,
BBB	1,665		Coll. & Univ. RB, Edl. Advancement, Ser. B, 5.00%, 5/01/25	11/16 @ 100	1,706,209
BBB	1,330		Coll. & Univ. RB, Edl. Advancement, Ser. B, 5.00%, 5/01/30	11/16 @ 100	1,358,741
BB+	690		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%,
			2/15/37	02/15 @ 100	709,506
AA+	5,800		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%,
			8/15/43	08/14 @ 100	6,282,792
Baa2	875		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	896,691
Baa3	700		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	717,192
AAA	3,980		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	3,930,051
AAA	6,500		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	6,624,345
					35,341,510
			Indiana—1.2%
AAA	3,050		Mun. Pwr. Agcy. Pwr. Sply. Sys., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/32,
			AMBAC	01/16 @ 100	3,027,308
			Kansas—0.7%
A	1,690		Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nuring Home RB, Univ. of Kansas Hlth. Sys.
			Proj., 5.00%, 9/01/36	09/16 @ 100	1,745,821
			Kentucky—2.3%
AAA	13,500		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Hlth. Care, Inc. Proj.,
			Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,113,610

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Maryland—1.5%
			Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
NR	$ 2,200		King Farm Presbyterian Cmnty. Proj., 5.00%, 1/01/17	01/09 @ 100	$ 2,203,894
A3	1,740		Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	1,846,749
					4,050,643
			Massachusetts—1.2%
AA	3,075		Wtr. Res. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,221,862
			Michigan—0.7%
A1	1,670		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A,
			5.25%, 11/15/46	11/16 @ 100	1,752,782
			Mississippi—1.0%
BBB+	2,535		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%,
			12/01/28	12/16 @ 100	2,520,272
			Missouri—1.1%
AAA	2,820		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%,
			1/01/36, MBIA	01/16 @ 100	2,834,241
			Multi-State—4.7%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	No Opt. Call	7,710,220
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,431,720
					12,141,940
			Nebraska—3.1%
			Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB,
AA	2,765		Ser. A, 4.75%, 2/01/44	02/14 @ 100	2,797,848
AA	5,000		Ser. A, 5.00%, 2/01/34	02/14 @ 100	5,200,450
					7,998,298
			Nevada—2.1%
A+	2,065		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	2,137,791
AAA	3,200		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	3,281,280
					5,419,071
			New Jersey—4.3%
BBB	7,000		Econ. Dev. Auth., Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	7,522,060
NR	1,510		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates
			LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,559,226
					11,178,546
			New York—10.3%
NR	725		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter
			Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	712,631
			Dorm. Auth., Univ. & Coll. Impvts. RB,
AAA	2,030	[3]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	N/A	1,798,418
AAA	1,865	[3]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	N/A	1,652,241
			Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB,
AAA	1,065		Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	1,050,186
A	1,575		Ser. A, 5.00%, 2/15/47	02/17 @ 100	1,643,717
AA-	12,400		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%,
			10/01/35	No Opt. Call	14,195,272
B	2,600		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines,
			Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	3,172,780
AA+	2,500		New York City Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	06/16 @ 100	2,623,850
					26,849,095
			North Carolina—4.7%
AAA	5,000		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,143,500
NR5	2,425		Gaston Cnty. Indl. Facs. & Poll. Control Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35,
			AMT	08/15 @ 100	2,592,567

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			North Carolina—(cont'd)
AA-	$ 4,315		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth. Oblig. Grp. Proj.,
			5.00%, 11/01/39	11/16 @ 100	$4,490,405
					12,226,472
			Ohio—7.8%
AAA	10,475		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
			FGIC	07/15 @ 100	10,666,273
AAA	245	[6]	Cleveland-Cuyahoga Cnty. Port Auth., Port, Arpt. & Marina RB, Oglebay Norton Co. Proj.,
			6.00%, 3/01/07, AMT	ETM	245,363
			Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Hlth. Sys. Proj.,
AA-	3,485		6.00%, 1/01/20	07/13 @ 100	3,853,051
AA-	5,000		6.00%, 1/01/21	07/13 @ 100	5,522,150
					20,286,837
			Oklahoma—1.3%
B	2,900		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,458,047
			Pennsylvania—5.2%
AAA	2,000		Delaware River Port. Auth., Port, Arpt. & Marina RB, Port Dist. Proj., Ser. B, 5.70%,
			1/01/22, FSA	01/10 @ 100	2,097,260
			Econ. Dev. Fing. Auth.,
BB-	6,380		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	7,034,078
A3	2,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	2,136,000
A3	3,100		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	3,310,149
			McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO,
AAA	870	[6]	Zero Coupon, 10/01/31, FGIC	ETM	289,562
AAA	2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	796,878
					13,566,667
			Puerto Rico—1.7%
BBB	4,170		Comnwlth., Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	4,351,228
			Rhode Island—0.8%
			Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Lifespan Proj.,
AAA	1,800	[3]	5.50%, 5/15/07, MBIA	N/A	1,844,928
AAA	200		5.50%, 5/15/16, MBIA	05/07 @ 102	204,832
					2,049,760
			South Carolina—4.7%
AAA	5,000		Hsg. Fin. & Dev. Auth., Hsg. RB, Ser. A2, 5.15%, 7/01/37, AMBAC, AMT	07/15 @ 100	5,157,150
			Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
BBB+	2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,433,544
BBB+	3,560	[3]	6.875%, 8/01/13	N/A	4,169,614
BBB+	440	[3]	6.875%, 8/01/13	N/A	512,600
					12,272,908
			Tennessee—2.0%
AAA	4,865		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%,
			3/01/24, AMBAC, AMT	03/10 @ 101	5,165,657
			Texas—14.2%
BBB	1,350		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	1,364,553
AAA	6,000	[3]	Grapevine, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.875%, 8/15/10, FGIC	N/A	6,414,660
AAA	5,000		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. A, Zero Coupon,
			11/15/38, MBIA	11/30 @ 61.166	996,200
AAA	2,480		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs.
			Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	2,413,610
AAA	9,495		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	02/14 @ 100	9,865,590
			Lower Colorado River Auth., Misc. RB,
AAA	3,845		4.75%, 5/15/36, AMBAC	05/11 @ 100	3,880,374
AAA	5	[3]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,332
AAA	945		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	979,993
AAA	675		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
			4.75%, 3/01/30, MBIA	03/14 @ 100	683,890
AAA	2,010		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	2,054,582
AA+	1,000		Texas, Wtr. Fin. Asst., Wtr. Util. Impvts. GO, 5.75%, 8/01/22	08/10 @ 100	1,058,970

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Texas—(cont'd)
			Tpke. Auth., Hwy. Impvt. Tolls RB,
AAA	$ 15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	$3,816,900
AAA	3,325		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	3,437,784
					36,972,438
			Utah—0.7%
AAA	1,950	[6]	Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.00%, 7/01/13, AMBAC	ETM	1,951,930
			Virginia—0.7%
BBB-	1,750		Henrico Cnty. Econ. Dev. Auth., Econ. Dev. RB, Westminster Canterbury Mgt. Proj.,
			5.00%, 10/01/35	10/11 @ 103	1,778,052
			Washington—1.9%
AAA	1,420		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	1,491,852
AAA	3,480		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs.
			Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	3,444,922
					4,936,774
			Wisconsin—1.4%
A-	3,220		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Aurora Hlth. Care
			Proj., 6.40%, 4/15/33	04/13 @ 100	3,568,726
			Total Long-Term Investments (cost $378,361,731)		401,210,882
			SHORT-TERM INVESTMENTS—0.9%
			Nebraska—0.3%
A-1+	796	[7]	American Pub. Energy Agcy., Natural Gas Util. Impvts. Natural Gas RB, Ser. A, 3.63%,
			2/01/07, FRWD	N/A	796,000
			Ohio—0.4%
A-1+	1,000	[7]	Kent St. Univ., Univ. & Coll. Impvts. RB, 3.48%, 2/07/07, MBIA, FRWD	N/A	1,000,000
	Shares
	(000)
			Money Market Fund—0.2%
NR	550		AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	550,000
			Total Short-Term Investments (cost $2,346,000)		2,346,000
			Total Investments —155.0% (cost $380,707,7318)	$ 403,556,882
			Other assets in excess of liabilities —1.3%		3,446,105
			Preferred shares at redemption value, including dividends payable —(56.3)%		(146,605,659)

			Net Assets Applicable to Common Shareholders—100%		$260,397,328

[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 6.6% of its net assets, with a current market value of $17,190,849, in securities restricted as to resale.

[5]	Security is deemed to be of investment grade quality by the investment adviser.

[6]	Security is collateralized by Municipal or U.S. Treasury obligations.

[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2007.

[8]

Cost for federal income tax purposes is $380,153,431. The net unrealized appreciation on a tax basis is $23,403,451, consisting of $23,798,662 gross unrealized appreciation and $395,211 gross unrealized depreciation.

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentage of Net Assets)

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
CAPMAC	— Capital Markets Assurance Co.	PSF	— Public School Fund Guaranteed
CIFG-TCRS	— CDC IXIS Financial Guaranty	RB	— Revenue Bond
ETM	— Escrowed to Maturity	SA	— Special Assessment
FGIC	— Financial Guaranty Insurance Co.	SO	— Special Obligation
FRWD	— Floating Rate Weekly Demand	TA	— Tax Allocation
FSA	— Financial Security Assurance	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007